UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill, CFA	Everett, WA	October 27, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		63
Form 13F Information Table Value Total:		99158 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	257	3134	SHRS		SOLE		3134
Abbott Laboratories	COM	002824100	525	11264	SHRS		SOLE		11264
American Express	COM	025816109	734	13016	SHRS		SOLE		13016
American Intl Group	COM	026874107	1746	26585	SHRS		SOLE		26585
Amgen Inc		COM	031162100	2002	31211	SHRS		SOLE		31211
Bank of America		COM	060505104	1581	33655	SHRS		SOLE		33655
Bank of New York	COM	064057102	304	9110	SHRS		SOLE		9110
BellSouth Corp		COM	079860102	282	10152	SHRS		SOLE		10152
Berkshire Hathaway B	COM	084670207	2396	816	SHRS		SOLE		816
Boeing Company		COM	097023105	234	4524	SHRS		SOLE		4524
BP PLC			COM	055622104	319	5460	SHRS		SOLE		5460
Cisco Systems		COM	17275r102	621	32143	SHRS		SOLE		32143
CityBank		COM	17770a109	1567	43336	SHRS		SOLE		43336
Coca Cola		COM	191216100	1662	39913	SHRS		SOLE		39913
Comcast			COM	20030n200	913	27804	SHRS		SOLE		27804
ConocoPhillips		COM	20825c104	3150	36276	SHRS		SOLE		36276
Costco Wholesale	COM	22160k105	3434	70945	SHRS		SOLE		70945
Daktronics Inc		COM	234264109	536	21550	SHRS		SOLE		21550
Danaher Inc		COM	235851102	401	6982	SHRS		SOLE		6982
Dell Inc		COM	247025109	1690	40115	SHRS		SOLE		40115
Emerson Electric	COM	291011104	1517	21634	SHRS		SOLE		21634
Encana Corp		COM	292505104	417	7300	SHRS		SOLE		7300
Exxon Mobil		COM	30231g102	3404	66410	SHRS		SOLE		66410
Frontier Financial	COM	35907k105	2399	62126	SHRS		SOLE		62126
Gap Inc			COM	364760108	1078	51065	SHRS		SOLE		51065
General Electric	COM	369604103	2317	63473	SHRS		SOLE		63473
Gillette Co		COM	375766102	818	18270	SHRS		SOLE		18270
GlaxoSmithKline PLC	COM	37733w105	565	11920	SHRS		SOLE		11920
Hewlett-Packard		COM	428236103	1674	79809	SHRS		SOLE		79809
Home Depot		COM	437076102	996	23310	SHRS		SOLE		23310
Horizon Financial	COM	44041f105	2866	139279	SHRS		SOLE		139279
Icos Corp		COM	449295104	821	29040	SHRS		SOLE		29040
Integrated Electric	COM	45811e103	680	140455	SHRS		SOLE		140455
Intel Corp		COM	458140100	2766	118258	SHRS		SOLE		118258
Internap		COM	45885a102	26	27500	SHRS		SOLE		27500
Johnson & Johnson	COM	478160104	3002	47342	SHRS		SOLE		47342
Kimberly Clark		COM	494368103	995	15121	SHRS		SOLE		15121
Medtronic Inc		COM	585055106	1270	25574	SHRS		SOLE		25574
Microsoft		COM	594918104	5886	220294	SHRS		SOLE		220294
Mylan Labs		COM	628530107	886	50140	SHRS		SOLE		50140
New York Times A	COM	650111107	1601	39245	SHRS		SOLE		39245
Newmont Mining Corp	COM	651639106	1195	26900	SHRS		SOLE		26900
Nokia Corp		COM	654902204	486	31000	SHRS		SOLE		31000
Novo Nordisk AS		COM	670100205	1017	18750	SHRS		SOLE		18750
Paccar			COM	693718108	5497	68306	SHRS		SOLE		68306
Pepsico			COM	713448108	2226	42641	SHRS		SOLE		42641
Pfizer			COM	717081103	2577	95843	SHRS		SOLE		95843
Plum Creek Timber	COM	729251108	1037	26966	SHRS		SOLE		26966
Procter & Gamble	COM	742718109	869	15772	SHRS		SOLE		15772
Royal Dutch		COM	780257804	2843	49550	SHRS		SOLE		49950
Safeco Corp		COM	786429100	3145	60197	SHRS		SOLE		60197
SBC Communications	COM	78387g103	678	26317	SHRS		SOLE		26317
Schlumberger Ltd	COM	806857108	1261	18840	SHRS		SOLE		18840
Starbucks Corp		COM	855244109	2230	35760	SHRS		SOLE		35760
Stryker Corp		COM	863667101	1381	28616	SHRS		SOLE		28616
Sungard Data		COM	867363103	1376	48575	SHRS		SOLE		48575
United Parcel Svc	COM	911312106	2041	23882	SHRS		SOLE		23882
Verizon Communic	COM	92343v104	283	6986	SHRS		SOLE		6986
Walgreen Company	COM	931422109	2641	68827	SHRS		SOLE		68827
Wal-Mart Stores		COM	931142103	2465	46663	SHRS		SOLE		46663
Washington Federal	COM	938824109	2916	109864	SHRS		SOLE		109864
Washington Mutual	COM	939322103	261	6174	SHRS		SOLE		6174
Wyeth			COM	983024100	395	9280	SHRS		SOLE		9280
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